Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 11 - Subsequent Events	The Company has evaluated subsequent events through May 14, 2019 and has not identified any items requiring additional disclosure.

During September, the Company entered several promissory notes with various investor of the Company with a face value of $1,320,000 in exchange for $1,200,000 cash payment (“the Notes”), the discount of the Notes will be amortized over the life of the Note and have an interest rate of 10%. The Notes have a twelve-month term with no payment required for the initial six months; after six months, the Company will repay the investors interest and principle in six equal installments. The principle and interest of the note is convertible into the Company’s common stock at a purchase price of $0.70 per common share after the six months. If the Company defaults on the Notes, the interest is increased to 12% and at the investors’ option, the principle and interest can be converted into the Company common stock at a 20% discount to the then current market. In addition, the Company issued five-year warrants to purchase up to 600,000 of the Company common shares at a price of $0.75 per common share.